Derivative financial instruments and market risks - Disclosure of Actual or Potential Effects of Netting Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial assets
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	€ 298	€ 82	€ 225
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	298	82	225
Net exposure	231	1	136
Derivative financial assets | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	(67)	(81)	(89)
Derivative financial liabilities
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	(85)	(297)	(99)
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	(85)	(297)	(99)
Net exposure	(18)	(216)	(10)
Derivative financial liabilities | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	€ 67	€ 81	€ 89